Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Sweden ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 16.1%
Nordea Bank Abp	1,778,452	$12,602,435
Skandinaviska Enskilda Banken AB, Class A	885,171	7,593,930
Svenska Handelsbanken AB, Class A	834,632	8,196,216
Swedbank AB, Class A	491,143	6,398,305

		34,790,886

Building Products — 6.0%
Assa Abloy AB, Class B	550,016	13,066,410

Commercial Services & Supplies — 1.5%
Securitas AB, Class B	199,745	3,313,728

Communications Equipment — 7.0%
Telefonaktiebolaget LM Ericsson, Class B	1,690,299	15,239,293

Construction & Engineering — 2.1%
Skanska AB, Class B	204,483	4,520,260

Diversified Financial Services — 9.4%
Industrivarden AB, Class C	110,622	2,566,732
Investor AB, Class B	250,089	13,225,352
Kinnevik AB, Class B	125,896	2,884,304
L E Lundbergforetagen AB, Class B	42,355	1,679,660

		20,356,048

Diversified Telecommunication Services — 3.3%
Telia Co. AB	1,656,301	7,172,232

Electronic Equipment, Instruments & Components — 4.0%
Hexagon AB, Class B	151,660	8,577,877

Food & Staples Retailing — 1.1%
ICA Gruppen AB	55,819	2,437,524

Household Durables — 2.7%
Electrolux AB, Series B	145,149	3,731,781
Husqvarna AB, Class B	275,591	2,152,985

		5,884,766

Household Products — 4.4%
Essity AB, Class B	304,440	9,573,235

Machinery — 27.0%
Alfa Laval AB	181,333	4,463,162
Atlas Copco AB, Class A	368,908	13,523,588

Security	Shares	Value

Machinery (continued)
Atlas Copco AB, Class B	210,940	$6,822,608
Epiroc AB, Class A	364,141	4,253,064
Epiroc AB, Class B	209,907	2,360,649
Sandvik AB	523,396	9,522,355
SKF AB, Class B	230,467	4,403,652
Volvo AB, Class B	846,996	13,100,271

		58,449,349

Metals & Mining — 2.0%
Boliden AB	163,860	4,228,248

Oil, Gas & Consumable Fuels — 1.7%
Lundin Petroleum AB	122,477	3,777,125

Specialty Retail — 4.2%
Hennes & Mauritz AB, Class B	476,554	9,202,346

Tobacco — 2.4%
Swedish Match AB	109,335	5,239,363

Wireless Telecommunication Services — 2.8%
Millicom International Cellular SA, SDR	48,548	2,172,758
Tele2 AB, Class B	265,638	3,921,235

		6,093,993

Total Common Stocks — 97.7% (Cost: $259,502,030)		211,922,683

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(a)(b)	149,000	149,000

Total Short-Term Investments — 0.1% (Cost: $149,000)		149,000

Total Investments in Securities — 97.8% (Cost: $259,651,030)		212,071,683

Other Assets, Less Liabilities — 2.2%		4,777,660

Net Assets — 100.0%		$216,849,343

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$364	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	78,000	71,000	149,000	149,000	713		—	—

				$149,000	$1,077		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Sweden ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
OMXS 30 Index	261	12/20/19	$4,718	$(107,107)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	787,260	EUR	710,086	SCB	12/20/19	$3,306

USD	7,998,741	SEK	77,306,278	SCB	12/20/19	(86,648)

	Net unrealized depreciation					$(83,342)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$211,922,683	$—	$—	$211,922,683
Money Market Funds	149,000	—	—	149,000

	$212,071,683	$—	$—	$212,071,683

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,306	$—	$3,306
Liabilities
Forward Foreign Currency Exchange Contracts	—	(86,648)	—	(86,648)
Futures Contracts	(107,107)	—	—	(107,107)

	$(107,107)	$(83,342)	$—	$(190,449)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

SDR	Swedish Depositary Receipt

Counterparty Abbreviations

SCB	Standard Chartered Bank

Currency Abbreviations

EUR	Euro

SEK	Swedish Krona

USD	United States Dollar

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